CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2024
Cash And Bank Balances
CASH AND BANK BALANCES

15. CASH AND BANK BALANCES

	As of December 31,
	2024	2023
	USD’000	USD’000
Cash at banks	1,047	538
Cash and bank balances	1,047	538

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2024	2023
	USD’000	USD’000
Renminbi	700	511
Hong Kong dollar	*	*
US dollars	347	27
	1,047	538

*	Amount is less than USD1,000.

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks and bank deposits comprise cash held by the Company and short-term bank deposits with an original maturity of three months or less. The deposits carry interest at prevailing market rates.